Annual Operating Expenses {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-15 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2021
Fidelity Advisor Emerging Asia Fund-Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual operating expenses	1.20%
Fidelity Advisor Emerging Asia Fund-Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.45%
Fidelity Advisor Emerging Asia Fund-Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	1.96%
Fidelity Advisor Emerging Asia Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.94%
Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.81%